Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2023
Entity Registrant Name	AMERICAN FUNDS GLOBAL INSIGHT FUND
Entity Central Index Key	0001785347
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Dec. 18, 2023
Document Effective Date	Jan. 01, 2024
Prospectus Date	Jan. 01, 2024
American Funds Global Insight Fund | Class 529-F-2
Prospectus:
Trading Symbol	CGVGX
American Funds Global Insight Fund | Class 529-F-3
Prospectus:
Trading Symbol	CGVHX
American Funds Global Insight Fund | Class R-6
Prospectus:
Trading Symbol	RGLGX
American Funds Global Insight Fund | Class 529-A
Prospectus:
Trading Symbol	CGVYX
American Funds Global Insight Fund | Class R-5
Prospectus:
Trading Symbol	RGLFX
American Funds Global Insight Fund | Class R-4
Prospectus:
Trading Symbol	RGLEX
American Funds Global Insight Fund | Class R-3
Prospectus:
Trading Symbol	RGLDX
American Funds Global Insight Fund | Class R-2E
Prospectus:
Trading Symbol	RGLHX
American Funds Global Insight Fund | Class T
Prospectus:
Trading Symbol	AGVTX
American Funds Global Insight Fund | Class R-2
Prospectus:
Trading Symbol	RGLBX
American Funds Global Insight Fund | Class R-1
Prospectus:
Trading Symbol	RGLAX
American Funds Global Insight Fund | Class F-3
Prospectus:
Trading Symbol	AGVHX
American Funds Global Insight Fund | Class F-2
Prospectus:
Trading Symbol	AGVGX
American Funds Global Insight Fund | Class F-1
Prospectus:
Trading Symbol	AGVEX
American Funds Global Insight Fund | Class C
Prospectus:
Trading Symbol	AGVDX
American Funds Global Insight Fund | Class A
Prospectus:
Trading Symbol	AGVFX
American Funds Global Insight Fund | Class 529-T
Prospectus:
Trading Symbol	CGVTX
American Funds Global Insight Fund | Class 529-F-1
Prospectus:
Trading Symbol	CGVFX
American Funds Global Insight Fund | Class 529-E
Prospectus:
Trading Symbol	CGVEX
American Funds Global Insight Fund | Class 529-C
Prospectus:
Trading Symbol	CGVBX
American Funds Global Insight Fund | Class R-5E
Prospectus:
Trading Symbol	RGLJX